Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2025
Right-of-use Assets And Lease Liabilities
Right-of-use assets and lease liabilities

3. Right-of-use assets and lease liabilities

Operating leases

On December 21, 2020, the Company commenced a new five-year sale and leaseback agreement for the aframax, Sakura Princess. The agreed net sale price was $24,527. Under this leaseback agreement, there is a seller’s credit of $4,425 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessel during the charter period. On September 19, 2025, the Company exercised the option to extend the charter period for one year. As of the effective date of the extension, the Company has remeasured the right-of-use asset under operating leases, and the corresponding obligation under operating leases based on the present value of the future minimum lease payments. In addition, the discount rate was revised at the remeasurement date based on the remaining lease term and lease payments. As of December 31, 2025, the Company has classified the seller’s credit, as short-term receivable amounting to $4,411. In accordance with ASC 842 and the package of practical expedients, the Company accounts for the transaction as an operating lease. Upon execution of the sale and leaseback of the aframax tanker, Sakura Princess, the Company recognized a financial liability amounting to $5,148, being the difference between the sale price of the asset and its fair value, as per ASC 842-40. The financial liability recognized for aframax Sakura Princess was $249 (current) as of December 31, 2025, and $1,097 (current) as of December 31, 2024.

On June 21, 2021, the Company commenced a new five-year sale and leaseback agreement for each of the two suezmaxes, Arctic and Antarctic. The agreed net sale price was $52,304. Under these leaseback agreements, there is a seller’s credit of $8,415 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessel during the charter period. As of December 31, 2025, the Company has classified the seller’s credit, as short-term receivable amounting to $8,356. In accordance with ASC 842 and the package of practical expedients, the Company accounts for the transaction as an operating lease.

At December 31, 2025 and 2024, the Company assessed the recoverability of the seller’s credits, considering the impairment indicators present, resulting in no impairment charge.

As at December 31, 2025, the Company recognized on its consolidated balance sheet a right-of-use assets under operating leases of $4,329 for the two suezmaxes Arctic and Antarctic and $3,441 for the aframax tanker Sakura Princess, equal to the corresponding obligation under operating leases based on the present value of the future minimum lease payments, for each of the three right-of-use assets, respectively. The Company has not incurred any initial direct costs for the sale and leaseback transactions and has not performed any payments prior to the commencement date of the contracts. The leaseback agreements include option periods, which are not recognized as part of the right-of-use assets and the obligation under operating leases.

The incremental borrowing rate used to determine the obligations under operating leases was 4.55% (2.54% prior to re-measurement date, September 19, 2025) for the sale and leaseback agreement of the aframax, Sakura Princess and 2.98% for the sale and leaseback agreement for each of the two suezmaxes Arctic and Antarctic and the respective weighted average remaining lease term was 0.97 and 0.48 years, respectively, as at December 31, 2025 and 0.97 and 1.48 years, respectively, as at December 31, 2024. As at December 31, 2025 and 2024, both the right-of-use assets and the corresponding obligation under operating leases were $7,770 (current) and $15,937 (current portion $11,608 and non-current portion $4,329), respectively.

Year	Lease Commitment
2026	9,021
Minimum net lease payments	$9,021
Less: Present value discount	(1,002)
Total Obligations under operating leases and financial liability	$8,019

The Company has subleased all three vessels and recognized sublease revenue, net of voyage expenses of $29,273 and $33,217 for the years ended December 31, 2025, and 2024, respectively, compared to five vessels with recognized sublease revenue, net of voyage expenses of $77,414 for the year ended December 31, 2023.

Finance leases

On January 9, 2020, the Company commenced a five-year sale and leaseback agreement for each of the two suezmax tankers, Archangel and Alaska. The agreed net sale price was $61,070. Under these leaseback agreements, there was a seller’s credit of $11,800 on the sales price that would become immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessels during the charter period. At inception, the Company accounted for the transaction as an operating lease and continued to do so following the adoption of ASC 842 and the package of practical expedients. On May 31, 2024, the Company signed an addendum in the bareboat agreement for each of the two suezmax tankers, Archangel and Alaska, to repurchase both vessels. In accordance with ASC 842, the Company accounted for the transaction as a lease modification and upon reassessment of the classification of the lease, the Company has classified the above transaction as a finance lease. On July 19, 2024 and August 22, 2024, the Company repurchased Alaska and Archangel, respectively, at a purchase price of $21,000 each, net of the seller’s credit amount of $5,900 for each vessel. As of the effective date of the modification, the corresponding lease liability under finance leases was remeasured to $43,316, including the application of the seller’s credit of $11,800 as a prepayment to repurchase the vessels. The incremental borrowing rate used to determine the right-of-use assets and the obligations under finance leases was 7.1%. During 2024, the lease liability under finance leases was reduced by $1,835 to reflect the lease payments made during the period and increased by an interest expense of $517, presented in the Company’s consolidated statements of comprehensive income under interest and finance costs. In addition, as of the effective date of the modification, the right-of-use assets were adjusted, upon remeasurement of the lease liability resulting in total amount of $55,116. The amount of the right-of-use assets is amortized on a straight-line method based on the estimated remaining economic lives of the vessels and is presented in the Company’s consolidated statements of comprehensive income under depreciation and amortization. During 2024, the right-of-use assets were amortized by $1,415. Upon repurchase of Alaska and Archangel, the Company derecognized the right-of-use assets and the lease liability amounting to $53,702 and $41,998, respectively, and recognized both vessels as fixed assets in the accompanying consolidated balance sheets (Note 4).

The Company has subleased both vessels (Archangel and Alaska), the amount of $6,777 and $3,206 was recognized as sublease revenue, net of voyage expenses for the operating lease period (January 1, 2024 until May 31, 2024) and the finance lease period, respectively (May 31, 2024 until July 17, 2024 and August 22, 2024 for Alaska and Archangel, respectively).